STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
OPERATING ACTIVITIES
Royalties received	$ 31,731,348	$ 33,997,720	$ 31,195,990
Interest received	1,524	5,412	17,033
Expenses paid	(1,042,405)	(887,998)	(854,432)
NET CASH FROM OPERATING ACTIVITIES	30,690,467	33,115,134	30,358,591
INVESTING ACTIVITIES
Maturities of U.S. Government securities	35,000	767,400	2,180,000
Purchases of U.S. Government securities	(205,054)	(572,327)	(998,374)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	(170,054)	195,073	1,181,626
FINANCING ACTIVITY
Distributions to unitholders	(34,046,426)	(31,750,424)	(31,291,223)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,526,013)	1,559,783	248,994
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	10,253,474	8,693,691	8,444,697
CASH AND CASH EQUIVALENTS, END OF YEAR	6,727,461	10,253,474	8,693,691
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	30,654,737	33,237,332	32,463,194
Decrease (increase) in accrued income receivable	169,927	(155,194)	641,152
Increase in prepaid expense	(2,806)	(3,560)	(19,785)
Increase (decrease) in accrued expenses	(131,391)	36,556	44,030
Decrease in deferred royalty revenue			(2,770,000)
NET CASH FROM OPERATING ACTIVITIES	30,690,467	33,115,134	30,358,591
NON CASH FINANCING ACTIVITY
Distributions declared	$ 6,428,805	$ 9,971,208	$ 8,528,006